Operating Lease	12 Months Ended
Dec. 31, 2020
Disclosure Text Block [Abstract]
OPERATING LEASE

Note 12 – OPERATING LEASE

The Company entered into various operating lease agreements for agencies outside Yantai City, Shangdong Province, and its old factory in Yantai City. The remaining lease term of the Company’s leases ranges from approximately 0.2 to 2.3 years. The estimated effect of lease renewal and termination options, as applicable, was included in the consolidated financial statements in current period.

Lease expense is recognized on a straight-line basis over the lease term. For the year ended December 31, 2020, the Company had operating lease costs of $67,254 and short-term lease costs of $97,354. For the year ended December 31, 2019, the Company had operating lease costs of $49,826 and short-term lease costs of $52,632. Cash paid for amounts included in the measurement of operating lease liabilities was $71,060 and $75,960 during the years ended December 31, 2020 and 2019, respectively. As of December 31, 2020, the weighted average remaining lease term was 2.03 years and the weighted average discount rate was 6.00%.

The following table summarizes the maturity of our operating lease liabilities as of December 31, 2020:

2021	$38,299
2022	38,298
Thereafter	-
Total	76,597
Less: imputed interest	3,574
Total lease liabilities	$73,023